CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of Financial Position [Abstract]
Temporary equity, par value		$ 0.001	$ 0.001
Temporary equity, shares authorized		10,000,000	6,711,756
Temporary equity, shares issued		0	6,108,312
Temporary equity, shares outstanding		0	6,108,312
Temporary equity,liquidation preference			$ 39,952
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	200,000,000	200,000,000	10,000,000
Common stock, shares issued	14,315,410	14,294,383	513,900
Common stock, shares outstanding	14,315,410	14,294,383	513,900